Consolidated Balance Sheet Components	12 Months Ended
Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Consolidated Balance Sheet Components
6. Consolidated Balance Sheet Components
Property and Equipment, Net
Property and equipment, net consisted of the following:

	As of December 31,
	2023	2022
	(in thousands)
Computer equipment	$6,592	$6,912
Furniture and office equipment	2,593	2,531
Leasehold improvements	16,702	16,576
Property and equipment, gross	25,887	26,019
Less: accumulated depreciation and amortization	(10,248)	(7,433)
Property and equipment, net	$15,639	$18,586
Depreciation and amortization expenses were $3.6 million, $3.4 million, and $1.8 million for the years ended December 31, 2023, 2022, and 2021, respectively.
The following table presents our property and equipment, net of depreciation and amortization, by geographic region:

	As of December 31,
	2023	2022
	(in thousands)
Israel	$14,209	$16,671
United States	1,403	1,796
Rest of world	27	119
Total property and equipment, net	$15,639	$18,586
Accrued Expenses and Other Current Liabilities
Accrued expenses and other current liabilities consisted of the following:

	As of December 31,
	2023	2022
	(in thousands)
Accrued expenses	$4,548	$6,175
Customer credits	6,724	5,388
Derivative financial instruments	462	2,397
Other	1,062	1,853
Accrued expenses and other current liabilities	$12,796	$15,813
Other Liabilities, Noncurrent
Other liabilities, noncurrent consisted of the following:

	As of December 31,
	2023	2022
	(in thousands)
Other tax liabilities	$14,706	$8,734
Other liabilities, noncurrent	$14,706	$8,734